Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Revenue:
Commissions	¥ 105,613	¥ 72,279	¥ 263,247	¥ 149,646
Fees from investment banking	22,984	17,131	48,378	27,514
Asset management and portfolio service fees	40,702	33,411	83,083	67,224
Net gain on trading	110,181	88,929	238,590	173,328
Gain (loss) on private equity investments	703	299	753	(5,088)
Interest and dividends	98,091	92,834	213,416	196,303
Gain (loss) on investments in equity securities	5,037	12,970	12,889	5,909
Other	45,069	143,373	73,294	285,983
Total revenue	428,380	461,226	933,650	900,819
Interest expense	71,989	59,547	145,938	129,886
Net revenue	356,391	401,679	787,712	770,933
Non-interest expenses:
Compensation and benefits	135,391	133,696	298,596	258,269
Commissions and floor brokerage	26,134	21,904	55,180	43,882
Information processing and communications	46,240	45,145	94,473	87,669
Occupancy and related depreciation	20,830	22,140	40,614	46,250
Business development expenses	9,473	11,173	17,332	22,502
Other	45,389	132,204	95,364	257,278
Total non-interest expenses	283,457	366,262	601,559	715,850
Income (loss) before income taxes	72,934	35,417	186,153	55,083
Income tax expense (benefit)	34,549	30,056	81,505	43,646
Net income (loss)	38,385	5,361	104,648	11,437
Less: net income attributable to noncontrolling interests	272	2,552	641	6,737
Net income (loss) attributable to NHI shareholders	¥ 38,113	¥ 2,809	¥ 104,007	¥ 4,700
Basic-
Net income (loss) attributable to NHI shareholders per share	¥ 10.29	¥ 0.76	¥ 28.07	¥ 1.28
Diluted-
Net income (loss) attributable to NHI shareholders per share	¥ 9.99	¥ 0.74	¥ 27.20	¥ 1.25